Deferred tax - Analysis of the deferred tax (Details) - GBP (£) £ in Thousands	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017
Analysis of deferred tax
Deferred tax assets	£ (58,415)	£ (63,332)	[1]	£ (141,485)	[1]
Deferred tax labilities	31,865	29,134	[1]	21,536	[1]
Net deferred tax asset	(26,550)	(34,198)		(119,949)
US
Analysis of deferred tax
Deferred tax assets	(58,415)	(63,332)
Net deferred tax asset	(58,415)	(63,332)		(141,485)
UK
Analysis of deferred tax
Deferred tax labilities	31,865	29,134
Net deferred tax asset	£ 31,865	£ 29,134		£ 21,536

[1]	Comparative amounts have been restated—see note 33 for further details.